FOUNDATION 1.1 VARIABLE UNIVERSAL LIFE (FVUL 1.1)
                   PREMIER 1.1 VARIABLE UNIVERSAL LIFE (PVUL 1.1)
                     ADVISOR VARIABLE UNIVERSAL LIFE (ADVUL)

               issued by: Midland National Life Insurance Company
              through the Midland National Life Separate Account A

                       Supplement dated November 15, 2007
                        to Prospectuses Dated May 1, 2007


Effective November 15, 2007, The Living Needs Rider will no longer be available on the FVUL 1.1, the PVUL 1.1, or the ADVUL insurance policies. However, two new riders will be available, the Accelerated Benefit Rider - Terminal Illness, and the Accelerated Benefit Rider - Chronic Illness. Current policy owners can elect the new riders by contacting Us at the number(s) below. By doing nothing the Living Needs Rider will stay in force. New contracts will be issued with the Accelerated Benefit Rider - Terminal Illness and the Accelerated Benefit Rider - Chronic Illness.

This supplement will alter the prospectuses listed above in the following manner:

Under Policy Benefits, in the Additional Benefits section, add:

o         Accelerated Benefit Rider - Terminal Illness
o         Accelerated Benefit Rider - Chronic Illness


Under Fee Table, add the following chart :

---------------------------------------------------------------------------------------------------------------------------------
Optional Rider Charges          When Charge Is Deducted                Maximum Guaranteed                Current Charge
                                                                             Charge
---------------------------------------------------------------------------------------------------------------------------------
Accelerated Benefit Rider-      At the time a benefit is paid               $200.00                         $200.00
Terminal Illness                out.
---------------------------------------------------------------------------------------------------------------------------------
Accelerated Benefit Rider-      At the time a benefit is paid               $200.00                         $200.00
Chronic Illness                 out.
---------------------------------------------------------------------------------------------------------------------------------

Under the Additional Benefits section of the FVUL 1.1, the PVUL 1.1, and the ADVUL prospectuses, add:

Living Needs Rider: Effective November 15, 2007, this rider will no longer be available.

Under the Additional Benefits section of the FVUL 1.1, the PVUL 1.1, and the ADVUL prospectuses, add the following:

(13) Accelerated Death Benefit - Terminal Illness: This rider is automatically included on all newly issued policies and it can be added upon request to any policy issued prior to November 15, 2007. This benefit provides the ability to accelerate a portion of Your Policy's Death Benefit as an Accelerated Death Benefit. The actual payment made is called the accelerated benefit payment.

You can choose to accelerate a portion of Your Policy's Death Benefit under this rider if the Insured person has a terminal illness (terminal illness is defined as a condition in which a Physician, as defined in the rider, has certified that the insured's life expectancy is 24 months or less - but this may be defined by a longer period of time if required by state law). Please refer to the actual rider form for our rights to require a second opinion from another Physician.

     Pursuant to the Health Insurance Portability and Accountability Act of 1996, We believe that for federal income tax purposes an advanced sum payment made under the Accelerated Death Benefit - Terminal Illness Rider, should be fully excludable from the gross income of the recipient, as long as the recipient is the Insured person under the policy (except in certain business contexts) and the insured person's life expectancy is 24 months or less, as certified by a licensed physician. You should consult a tax advisor if such an exception should apply. The tax consequences associated with reducing the death benefit after We pay an accelerated death benefit are unclear, however. You should consult a qualified tax advisor about the consequences of adding this rider to a policy or requesting an advanced sum payment under this rider.

There is no charge for the Accelerated Benefit Rider - Terminal Illness prior to the time of an accelerated benefit payment. The accelerated benefit payment will be equal to the following:

     1)  The accelerated death benefit, less
     2)  An amount for future interest, less
     3)  Any debt repayment amount, less
     4)  An administrative fee if we so choose (this fee may not exceed $200)

On the day We make the accelerated benefit payment, We will reduce the death benefit of Your Policy by the amount of the accelerated death benefit.

The specified amount, any policy fund and any policy debt will be reduced by the ratio of 1. divided by 2., where 1. and 2. are as described below

     1. accelerated death benefit on the election date.
     2. death benefit immediately prior to the election date:

You can choose the amount of the death benefit to accelerate at the time of the claim. The maximum accelerated death benefit is 50% of the eligible death benefit (which is the death benefit of the policy) or $500,000, whichever is less.

Your ability to accelerate a portion of the death benefit is subject to the terms and conditions of the rider itself.


(14) Accelerated Benefit Rider - Chronic Illness: This rider is automatically included on all newly issued policies and it can be added upon request to any policy issued prior to November 15, 2007. This benefit provides the ability to accelerate a portion of Your policy's death benefit as an accelerated death benefit. The actual payment made is called the accelerated benefit payment.

You can choose to accelerate a portion of Your policy's death benefit under this rider if the Insured person is "Chronically Ill" as defined in the rider. Generally, "Chronically Ill" means that a Physician, as defined in the rider, has certified within the last 12 months that the insured is permanently unable to perform, for at least 90 consecutive days, at least two out of six "Activities of Daily Living," which are Bathing, Continence, Dressing, Eating, Toileting, and Transferring or severe cognitive impairment (each as defined in the rider). Please refer to the actual rider for our right to require a second opinion from another Physician.

The tax consequences associated with receiving an accelerated benefit payment under the Accelerated Benefit Rider - Chronic Illness are unclear. It is possible that such distributions may be treated as taxable withdrawals. Moreover, the tax consequences associated with reducing the death benefit after We pay an accelerated death benefit are also unclear. You should consult a qualified tax advisor about the consequences of adding this rider to a policy or requesting an advanced sum payment under this rider.

There is no charge for the Accelerated Benefit Rider - Chronic Illness prior to the time of an accelerated benefit payment. The accelerated benefit payment will be equal to the following:

     1)  The accelerated death benefit, less
     2)  An amount for future interest and also expected mortality, less
     3)  Any debt repayment amount, less
     4)  An administrative fee if we so choose (this fee may not exceed $200)

On the date that We make an accelerated benefit payment, We will reduce the death benefit of Your policy by the amount of the accelerated death benefit. This will occur on each payment date if You choose to receive periodic payments under the accelerated death benefits for Chronic Illness.

The specified amount, any policy fund and any policy debt will be reduced by the ratio of 1. divided by 2., where 1. and 2. are as described below

     1. Accelerated death benefit on the election date.
     2. death benefit immediately prior to the election date.

You can choose the amount of the death benefit to accelerate at the time of the claim. The maximum accelerated death benefit is 24% of the eligible death benefit (which is the death benefit of the policy plus the sum of any additional death benefits on the life of the Insured person provided by any eligible riders) at each election or $240,000, whichever is less. This amount may be smaller for a final election. An election is valid for 12 months and only one election can be made in that 12 month period.

Your ability to accelerate a portion of the death benefit is subject to the terms and conditions of the rider itself.

           *                          *                           *
Effective November 15, 2007, current clients who have an inforce insurance policy can elect to keep their current Living Needs Rider or replace their Living Needs Rider with the Accelerated Benefit Rider - Terminal Illness and the Accelerated Benefit Rider - Chronic Illness at no cost.

To elect the new riders or for further information on these riders please contact Us at (605) 335-5700 (telephone) or (800) 272-1642 (toll-free telephone).